Supplementary Cash Flow Information - Non-Cash Working Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Supplementary Cash Flow Information [Line Items]
Accounts Receivable and Accrued Revenues	$ 314	$ 838
Income Tax Receivable	(295)	(58)
Inventories	216	(143)
Accounts Payable and Accrued Liabilities	(685)	(524)
Income Tax Payable	(1,112)	1,000
Total Change in Non-Cash Working Capital	(1,562)	1,113
Net Change in Non-Cash Working Capital – Operating Activities	(1,193)	575
Net Change in Non-Cash Working Capital – Investing Activities	(369)	538
Interest Paid	402	647
Interest Received	130	78
Income Taxes Paid	$ 2,595	$ 723